Right-of-use asset and lease liability (Details 3) - Cash flow hedges [member] R$ in Thousands	Dec. 31, 2022 BRL (R$)
Lease Consideration [Member]
IfrsStatementLineItems [Line Items]
Nominal	R$ 439,629
Present value	273,756
Potential Pis Or Cofins [Member]
IfrsStatementLineItems [Line Items]
Nominal	33,321
Present value	R$ 21,593